COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:-       COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and EZchip Technologies lease facilities in Yokneam and Kiryat Gat under operating lease agreements which will expire in January 2014 and October 2015, respectively, with monthly payments in the amount of $39 and $8, respectively. The Company has an option to extend the Kiryat Gat lease agreement for an additional five years.

The Company has the right to terminate the Yokneam operating lease agreement upon an advance notice of 90 days.  The operating lease agreement for the Kiryat Gat facility does not permit the Company to terminate the lease prior to October 2012, and thereafter the lease can be terminated with advance notice of at least 180 days and payment of a penalty.

EZchip Inc. leases two offices in the United States under lease agreements that it renews every year for a monthly payment of $7.

The Company leases motor vehicles under standard commercial operating leases.

Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2011 were $365 for year ended December 31, 2012.

Total lease expenses for the Company and its subsidiaries for the years ended December 31, 2011, 2010 and 2009, amounted to $2,225, $1,849 and $1,605, respectively.

b.	Royalties commitments:

The Company participates in programs sponsored by the OCS for the support of research and development activities.

In each of the years 2011, 2010 and 2009, the Company received an approval from the OCS for its participation in its research and development budgets. Pursuant to such programs, the OCS participated in up to 50% of the approved budget for certain periods ending December 31, 2011.

In connection with the OCS participation, the Company is obligated to pay royalties to the OCS calculated at the rate of 3%-4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR.

With respect to royalties paid for revenues that the Company derives from its partnership with Marvell (see also Notes 2r and 2v), royalties to the OCS are calculated based on Marvell's sale price to Cisco.

As of December 31, 2011, the Company has a contingent obligation of $4,848 which comprised of the amounts of royalty bearing grants received from the OCS less royalties already repaid. For the years ended December 31, 2011, 2010 and 2009, the royalties expenses, as part of the Company's cost of revenues, were $1,196, $1,683 and $383, respectively.

During December 2011, the Company made an early repayment of $9,938 of certain of its outstanding royalty obligation to the OCS. This repayment resulted in a one-time charge presented as an early repayment of royalty bearing government grants in the Company's consolidated statement of operations.

As of December 31, 2011, the Company does not have accrued royalties pursuant to the OCS programs. As of December 31, 2010, the Company had accrued royalties pursuant to the OCS programs in the amount of $999.

c.	Purchase commitments:

At December 31, 2011, the Company had approximately $5,050 non-cancelable purchase commitments with its suppliers.